AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 20, 2010

REGISTRATION NO. 333-160656

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.     POST-EFFECTIVE AMENDMENT NO. 1
(Check appropriate box or boxes)

ECLIPSE FUNDS
(Exact Name of Registrant as Specified in Charter)

51 MADISON AVENUE, NEW YORK, NEW YORK 10010
(Address of Principal Executive Offices)
(212) 576-7000
(Registrant’s Area Code and Telephone Number)

MARGUERITE E. H. MORRISON, ESQ.
ECLIPSE FUNDS
51 MADISON AVENUE
NEW YORK, NEW YORK 10010
(Name and Address of Agent for Service)

WITH A COPY TO:

SANDER M. BIEBER, ESQ.
DECHERT LLP
1775 I STREET, N.W.
WASHINGTON, D.C. 20006

Approximate Date of Proposed Public Offering:  It is proposed that this filing will immediately become effective upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended. Accordingly, no fee is payable herewith because of reliance upon Section 24(f).

EXPLANATORY NOTE

The purpose of this Post-Effective Amendment filing is to file the final and executed (i) Agreement and Plan of Reorganization, and (ii) tax opinion, for the reorganization of the MainStay Small Cap Growth Fund with and into the MainStay U.S. Small Cap Fund (previously known as MainStay Small Company Value Fund).

Registrant hereby incorporates by reference the Proxy Statement/Prospectus and Statement of Additional Information filed as Parts A and B, respectively, in Pre-Effective Amendment Number 1 to Registrant’s Form N-14 (File No. 333-160656) filed with the SEC under the Securities Act of 1933, as amended (the “1933 Act”) on August 19, 2009 (Accession Number 0001144204-09-044715).

ECLIPSE FUNDS

PART C:   OTHER INFORMATION

ITEM 15:   INDEMNIFICATION

The MainStay Group of Funds, which includes Eclipse Funds, Eclipse Funds Inc., ICAP Funds, Inc., MainStay Funds Trust, MainStay VP Series Fund, Inc. and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors liability (“IDL”) insurance policy.  The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only.  Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

In addition, Article VIII of Registrant’s Declaration of Trust provides as follows:

SECTION 8.4.   Indemnification of Trustees, Officers, etc.  Subject to the limitations set forth hereinafter in this Section 8.4, the Trust shall indemnify (from the assets of the Portfolio or Portfolios to which the conduct in question relates) each of its Trustees and officers (including Persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter, together with such Person’s heirs, executors, administrators or personal representative, referred to as a “Covered Person”]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interest of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (either and both of the conduct described in (i) and (ii) being referred to hereafter as “Disabling Conduct”).  A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal or a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.  Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Portfolio or Portfolios to which the conduct in question related in advance of the final disposition of any such action, suit, or proceeding; provided, that the Covered Person shall have undertaken to repay the amounts so paid to such Portfolio or Portfolios if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

ITEM 16.   EXHIBITS

1.            Charters
a.	Agreement and Declaration of Trust of Eclipse Funds – Previously filed with the Trust’s Initial Registration Statement No. 33-08865 on September 19, 1986.*
b.	Amendment to Agreement and Declaration of Trust of Eclipse Funds - Previously filed with the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement No. 33-08865 on January 9, 1987.*
c.
Second Amendment to Agreement and Declaration of Trust of Eclipse Funds. - Previously filed with Post-Effective Amendment No. 17 to the Trust’s Registration Statement No. 33-08865 on February 27, 1998.*

d.	Certificate of Designation for Eclipse Funds - Previously filed with Post-Effective Amendment No. 12 to the Trust’s Registration Statement No. 33-08865 on October 13, 1994.*
e.
Certificate of Redesignation of Series relating to Mid Cap Value Fund (formerly Growth and Income Fund) and Small Cap Value Fund (formerly Equity Fund) for Eclipse Funds - Previously filed with Post-Effective Amendment No. 19 to the Trust’s Registration Statement No. 33-08865 on April 30, 1999.*

f.	Third Amendment to the Declaration of Trust of Eclipse Funds - Previously filed with Post-Effective Amendment No. 23 to the Trust’s Registration Statement No. 33-08865 on February 25, 2002.*
g.	Fourth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 25 to the Trust’s Registration Statement No. 33-08865 on November 7, 2002.*
h.	Fifth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 30 to the Trust’s Registration Statement No. 33-08865 on December 31, 2003.*
i.	Redesignation of Series of Shares of Beneficial Interest - Previously filed with Post-Effective Amendment No. 30 to the Trust’s Registration Statement No. 33-08865 on December 31, 2003.*
j.	Certificate of Termination - Previously filed with Post-Effective Amendment No. 30 to the Trust’s Registration Statement No. 33-08865 on December 31, 2003.*
k.	Sixth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*
l.
Establishment and Designation of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

2.            By-Laws
a.	By-Laws of Eclipse Funds - Previously filed with the Trust’s Registration Statement No. 33-08865 on September 19, 1986.*
b.	By-Laws of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 49 to the Company’s Registration Statement No. 33-36962 on October 26, 2005.*
c.	Amended and Restated By-Laws as of September 27, 2006 – Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007.*

3.            Voting Trust Agreements – Inapplicable

4.	Agreement and Plan of Reorganization for the reorganization of the MainStay Small Cap Growth Fund with and into the MainStay U.S. Small Cap Fund – Filed herewith

5.	Instruments Defining Rights of Security Holders – See the Declaration of Trust, as amended ad supplemented from time to time and the Amended and Restated By-Laws (See (1) and (2) above).

6.            Investment Advisory Contracts
a.
Amended and Restated Management Agreement dated August 1, 2008 between Eclipse Funds and New York Life Investment Management LLC – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 27, 2009.*

(1).
Amendment dated September 29, 2008 to Amended and Restated Management Agreement – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

(2).	Amendment dated February 13, 2009 to Amended and Restated Management Agreement – Previously filed with the Trust's Registration Statement on Form N-14, No. 333-160656 on July 17, 2009.*
(3).
Expense Limitation Agreement dated September 29, 2008 between Eclipse Funds and New York Life Investment Management LLC – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

(4).
Expense Limitation Agreement dated February 13, 2009 between Eclipse Funds and New York Life Investment Management LLC – Previously filed with the Trust's Registration Statement on Form N-14, No. 333-160656 on July 17, 2009.*

b.	Subadvisory Agreements
(1).
Subadvisory Agreement dated January 1, 2009, between New York Life Investment Management LLC and Madison Square Investors LLC – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

(2).
Amendment dated January 31, 2009 to Subadvisory Agreement between New York Life Investment Management and Madison Square Investors – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

(3).
Subadvisory Agreement dated January 31, 2009 between New York life Investment Management LLC and MacKay Shields LLC – Previously filed with the Trust’s Registration Statement on Form N-14, No. 333-160656 on July 17, 2009

(4).
Interim Subadvisory Agreement dated June 29, 2009 between New York Life Investment Management LLC and Epoch Investment Partners, Inc. – Previously filed with Post-Effective Amendment on Form N-14, No. 333-160656 on July 17, 2009.*

7.             Underwriting Contracts
a.
Distribution Agreement between Eclipse Funds and NYLIFE Distributors, Inc. - Previously filed with Post-Effective Amendment No. 21 to the Trust’s Registration Statement No. 33-08865 on December 29, 2000.*

b.	Form of Soliciting Dealer Agreement - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

8.            Bonus or Profit Sharing Contracts – Inapplicable

9.            Custodian Agreements
a.
Master Custodian Agreement between Eclipse Funds and Investors Bank & Trust Company - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

(1).
Amendment to Custodian Agreement with Investors Bank & Trust Company dated September 27, 2006 - Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*

(2).
Amendment to Custodian Agreement with State Street Bank and Trust Company dated December 7, 2007 - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

(3).
Amendment dated April 30, 2008 to the Custodian Agreement with State Street Bank and Trust Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

(4).
Amendment dated September 29, 2008 to Custodian Agreement with State Street Bank and Trust Company - Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

(5).
Amendment dated February 13, 2009 to Custodian Agreement with State Street Bank and Trust Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

b.
Extension Agreement (with regard to Custodian Agreement) dated January 31, 2008, between New York Life Investment Management LLC and State Street Bank and Trust – Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

c.
Master Delegation Agreement with Investors Bank and Trust Company dated June 30, 2005 – Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*

(1).
Amendment to Delegation Agreement with Investors Bank and Trust Company dated September 27, 2006 - Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*

(2).
Amendment to Delegation Agreement with State Street Bank and Trust Company dated June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

(3).
Amendment to Delegation Agreement with State Street Bank and Trust Company, dated December 7, 2007 - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

(4)
Amendment dated April 30, 2008 to the Master Delegation Agreement with State Street Bank and Trust Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

(5).
Amendment to Master Delegation Agreement dated September 29, 2008, between Eclipse Funds and State Street Bank and Trust Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

(6).
Amendment dated February 13, 2009 to Master Delegation Agreement with State Street Bank and Trust Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

10.           Rule 12b-1 Plans and 18f-3 Plans
a.
Form of Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

i.
Amended Schedule A dated September 29, 2008 to Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Eclipse Funds – Previously filed with the Trust's Registration Statement on Form N-14, No. 333-160656 on July 17, 2009.*

ii.
Amended Schedule A dated February 13, 2009 to Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Eclipse Funds – Previously filed with the Trust's Registration Statement on Form N-14, No. 333-160656 on July 17, 2009.*

b.
Form of Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

i.
Amended Schedule A dated September 29, 2008 to Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Eclipse Funds – Previously filed with the Trust's Registration Statement on Form N-14, No. 333-160656 on July 17, 2009.*

ii.
Amended Schedule A dated February 13, 2009 to Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Eclipse Funds – Previously filed with the Trust's Registration Statement on Form N-14, No. 333-160656 on July 17, 2009.*

c.
Form of Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

i.
Amended Schedule A dated September 29, 2008 to Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Eclipse Funds – Previously filed with the Trust's Registration Statement on Form N-14, No. 333-160656 on July 17, 2009.*

ii.
Amended Schedule A dated February 13, 2009 to Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Eclipse Funds – Previously filed with the Trust's Registration Statement on Form N-14, No. 333-160656 on July 17, 2009.*

d.
Form of Plan of Distribution Pursuant to Rule 12b-1 for Investor Class shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement No. 33-08865 on February 22, 2008.*

i.
Amended Schedule A dated September 29, 2008 to Plan of Distribution Pursuant to Rule 12b-1 for Investor Class shares of Eclipse Funds – Previously filed with the Trust's Registration Statement on Form N-14, No. 333-160656 on July 17, 2009.*

ii.
Amended Schedule A dated February 13, 2009 to Plan of Distribution Pursuant to Rule 12b-1 for Investor Class shares of Eclipse Funds – Previously filed with the Trust's Registration Statement on Form N-14, No. 333-160656 on July 17, 2009.*

e.	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated December 12, 2008 — Previously filed with the Trust's Registration Statement on Form N-14, No. 333-160656 on July 17, 2009.*

11.	Opinion of Counsel regarding the legality of the securities being registered – Previously filed with the Trust’s Registration Statement on Form N-14, No. 333-160656 on July 17, 2009.*

12.           Opinion of Dechert LLP regarding tax matters – Filed herewith

13.           Other Material Contracts
a.
Amended and Restated Master Transfer Agency and Service Agreement, dated October 1, 2008, between Eclipse Funds and NYLIM Service Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

b.
Copy of Administration Contract between Eclipse Funds and NYLIFE Securities  LLC - Previously filed with Post-Effective Amendment No. 9 to the Trust’s Registration Statement No. 33-08865 on April 30, 1991.*

c.
Amended and Restated Sub-Transfer Agency Agreement dated October 1, 2008 between NYLIM Service Company LLC and Boston Data Financial Services – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

d.	Shareholder Services Plan for Eclipse Funds (Class R1 shares) - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*
e.	Shareholder Services Plan for Eclipse Funds (Class R2 shares) - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*
f.	Shareholder Services Plan for Eclipse Funds (Class R3 shares) - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*
g.
Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

i.
Amendment to Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank and Trust Company - Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*

ii.
Amendment to Fund Sub-Accounting and Sub-Administration Agreement, dated December 7, 2007, betweenn New York Life Investment Management and State Street Bank and Trust Company - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement No. 33-08865 on February 22, 2008.*

iii.
Extension Agreement (related to Fund Sub-Accounting and Sub-Administration Agreement) dated January 11, 2008, between New York Life Investment Management LLC and State Street Bank and Trust Company - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement No. 33-08865 on February 22, 2008.*

iv.
Amendment to Fund Sub-Accounting and Sub-Administration Agreement, dated April 30, 2008, between New York Life Investment Management LLC and State Street Bank & Trust Company – Previously filed with the Trust's Registration Statement on Form N-14, No. 333-160656 on July 17, 2009.*

v.
Amendment dated September 29, 2008 to the Master Sub-Accounting and Sub-Administration Agreement with State Street Bank & Trust Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

vi.
Amendment dated February 13, 2009 to the Master Sub-Accounting and Sub-Administration Agreement with State Street Bank & Trust Company, dated February 13, 2009 – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

h.	Form of Indemnification Agreement - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

14.          Other Opinions
a.	Consent of Independent Registered Public Accounting Firm – Inapplicable

15.          Omitted Financial Statements – Inapplicable

16.	Powers of Attorney - Previously filed with the Trust’s Registration Statement on Form N-14, No. 333-160656 on July 17, 2009.*

17.           Other Exhibits – Inapplicable

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*Incorporated herein by reference.

ITEM 17.                      UNDERTAKINGS.

(1)           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Parsippany and State of New Jersey, on the 20th day of April, 2010.

ECLIPSE FUNDS

By:           /s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following person in the capacities as indicated on April 20, 2010.

SIGNATURE	TITLE

President and Principal Executive Officer
/s/ Stephen P. Fisher
Stephen P. Fisher

Trustee and Chairman of the Board
/s/ Susan B. Kerley
Susan B. Kerley

Trustee
/s/ Alan R. Latshaw
Alan R. Latshaw

Trustee
/s/ Peter Meenan
Peter Meenan

Trustee and Chief Executive Officer
/s/ John Kim
John Kim

Trustee
/s/ Richard H. Nolan, Jr.
Richard H. Nolan, Jr.

Trustee
/s/ Richard S. Trutanic
Richard S. Trutanic

Trustee
/s/ Roman L. Weil
Roman L. Weil

Trustee
/s/ John A. Weisser
John A. Weisser
Treasurer and Principal Financial
/s/ Jack R. Benintende	and Accounting Officer
Jack R. Benintende

By: /s/ Marguerite E. H. Morrison	Secretary
Marguerite E. H. Morrison As Attorney-in-Fact*

* Pursuant to Powers of Attorney previously filed.

EXHIBIT LIST

4.	Agreement and Plan of Reorganization between the MainStay Small Cap Growth and MainStay U.S. Small Cap Fund
12.	Opinion of Dechert LLP regarding tax matters